Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
6.	Leases
The Company has operating lease arrangements for facilities under non-cancellable
agreements with various expiration dates through 2031. The agreements may include renewal options to extend the term that the Company is not reasonably certain to exercise.
In September 2023, the Company extended its facility lease in Lancaster, Texas, from October 2024 to October 2031.
In October 2024, the Company extended one of its facility leases in California from December 2024 to June 2027. In October 2024, the Company entered into a lease agreement for additional facilities in Odessa, Texas, which expires in September 2031.
Rent expense related to operating lease liabilities was $2.5 million and $2.3 million for the years ended December 31, 2024 and 2023, respectively. In addition, the Company recognized $0.2 million and $0.1 million in rent expense related to a short-term lease for the years ended December 31, 2024 and 2023, respectively.
As of December 31, 2024, future minimum lease payments for the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025	$2,626
2026	2,605
2027	1,200
2028	839
2029	866
Thereafter	1,568

Total undiscounted lease payments	9,704
Less: Imputed interest	(2,343)

Present value of lease liabilities	7,361
Less: Operating lease liabilities, current	(1,638)

Operating lease liabilities, noncurrent	$5,723

The following table summarizes additional information related to operating leases for the periods presented:

	December 31,
	2024	2023
Weighted-average remaining lease term	4.6 years	5.2 years
Weighted-average discount rate	12.3%	11.2%
Cash payments made for operating leases (in thousands)	$2,327	$2,308